Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ST Foundation [Member]
Related Party Transaction [Line Items]
Contributed cash amounts to ST Foundation	$ 0.4	$ 0.5	$ 0.5